BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current financial liabilities	€ 2,919,000
Other borrowings	2,984,000	€ 17,777,000
Non-Current financial liabilities	5,513,000
Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	2,984,000	17,777,000
Other borrowings	2,984,000	17,777,000
with related parties (Note 14)	2,919,000	17,777,000
Non-Current financial liabilities		21,441,000
Loans		21,441,000
with related parties (Note 14)		21,441
Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	2,984,000	17,777,000
Other borrowings	2,984,000	17,777,000
with related parties (Note 14)	2,919,000	17,777,000
Non-Current financial liabilities		21,441,000
Loans		21,441,000
with related parties (Note 14)		21,441
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	2,984,000	17,777,000
Other borrowings	2,984,000	17,777,000
with related parties (Note 14)	€ 2,919,000	17,777,000
Non-Current financial liabilities		21,441,000
Loans		21,441,000
with related parties (Note 14)		€ 21,441